FAIR VALUE OF FINANCIAL INSTRUMENTS - Other Financial Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Current	$ 6,963	$ 5,483
Non-current	9,583	12,247
Total	$ 16,546	$ 17,730